Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Guggenheim Funds Trust
Supplement dated July 29, 2026
to the currently effective Class A, Class C, Institutional Class, Class P and Class R6 shares
Guggenheim Funds Trust Statutory Prospectuses and Statement of Additional Information
(“SAI”), dated January 31, 2026, as supplemented from time to time
This supplement provides new and additional information beyond that contained in the Statutory
Prospectuses and SAI and should be read in conjunction with the foregoing documents.
A.  Guggenheim Core Bond Fund
Effective July 30, 2026, the Fund’s non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in particular investments (its “80% Investment Policy”), is being modified in connection with amendments to Rule 35d‑1 under the Investment Company Act of 1940, as amended. The changes to the Fund’s 80% Investment Policy are not expected to materially impact the manner in which the Fund is managed.
Effective July 30, 2026, the Fund’s Statutory Prospectuses are revised as follows:
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Statutory Prospectuses:
In pursuit of its objective, the Fund will invest, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in core bonds. Core bonds are investment grade fixed-income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality).
B.  Guggenheim Limited Duration Fund
Effective September 27, 2026, the Fund’s Statutory Prospectuses are revised as follows:
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Statutory Prospectuses:
The Fund intends to pursue its investment objective by investing, under normal circumstances, primarily in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., similar economic characteristics) to fixed-income markets.

Guggenheim Limited Duration Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Guggenheim Funds Trust
Supplement dated July 29, 2026
to the currently effective Class A, Class C, Institutional Class, Class P and Class R6 shares
Guggenheim Funds Trust Statutory Prospectuses and Statement of Additional Information
(“SAI”), dated January 31, 2026, as supplemented from time to time
This supplement provides new and additional information beyond that contained in the Statutory
Prospectuses and SAI and should be read in conjunction with the foregoing documents.
B.  Guggenheim Limited Duration Fund
Effective September 27, 2026, the Fund’s Statutory Prospectuses are revised as follows:
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Statutory Prospectuses:
The Fund intends to pursue its investment objective by investing, under normal circumstances, primarily in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., similar economic characteristics) to fixed-income markets.

Guggenheim Core Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Guggenheim Funds Trust
Supplement dated July 29, 2026
to the currently effective Class A, Class C, Institutional Class, Class P and Class R6 shares
Guggenheim Funds Trust Statutory Prospectuses and Statement of Additional Information
(“SAI”), dated January 31, 2026, as supplemented from time to time
This supplement provides new and additional information beyond that contained in the Statutory
Prospectuses and SAI and should be read in conjunction with the foregoing documents.
A.  Guggenheim Core Bond Fund
Effective July 30, 2026, the Fund’s non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in particular investments (its “80% Investment Policy”), is being modified in connection with amendments to Rule 35d‑1 under the Investment Company Act of 1940, as amended. The changes to the Fund’s 80% Investment Policy are not expected to materially impact the manner in which the Fund is managed.
Effective July 30, 2026, the Fund’s Statutory Prospectuses are revised as follows:
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Statutory Prospectuses:
In pursuit of its objective, the Fund will invest, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in core bonds. Core bonds are investment grade fixed-income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality).